ACQUISITION OF BUSINESSES - Business Services, Fuel Holdings Ltd. ("Greenergy") (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 17, 2017 USD ($)	May 10, 2017 USD ($)	Oct. 31, 2017 USD ($) acquisition	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) acquisition	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Gains (losses) on hedging instrument, fair value hedges	$ 3,000,000	$ 12,000,000
Goodwill				$ 1,554,000,000	$ 1,554,000,000	$ 1,152,000,000
Business services
Disclosure of detailed information about business combination [line items]
Goodwill				579,000,000	579,000,000	$ 238,000,000
Inver Energy And Canadian Operators Petroleum [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs			$ 1,000,000
Inver Energy And Canadian Operators Petroleum [Member] | Business services
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			10,000,000
Goodwill			9,000,000
Goodwill expected to be deductible for tax purposes			$ 0
Revenue of acquiree since acquisition date					17,000,000
Profit (loss) of acquiree since acquisition date					1,000,000
Revenue of acquiree as if combination occurred at beginning of period					92,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period					$ 1,000,000
Number of acquisitions | acquisition			2		2
Inver Energy | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			85.00%
Proportion of ownership interest in subsidiary			14.00%
Canadian Operators Petroleum
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			85.00%
Proportion of ownership interest in subsidiary			14.00%
Canadian Operators Petroleum | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			85.00%
Greenergy Fuels Holding Limited | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		85.00%
Consideration transferred, acquisition-date fair value		$ 79,000,000
Proportion of ownership interest in subsidiary		14.00%
Contingent consideration, EBITDA target period		5 years
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		$ 11,000,000
Acquisition-related costs		7,000,000
Goodwill		93,000,000
Goodwill expected to be deductible for tax purposes		0
Revenue of acquiree since acquisition date				1,917,000,000
Profit (loss) of acquiree since acquisition date				$ 2,000,000
Revenue of acquiree as if combination occurred at beginning of period					$ 2,865,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period					$ 4,000,000
Greenergy Fuels Holding Limited | Business services | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		6,000,000
Greenergy Fuels Holding Limited | Business services | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		$ 12,000,000